Management Assertions on the 2 court cases regarding Convertible Promissory Notes of Predecessor (Detail Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Converted shares	56,000	56,000
SND Auto Group Inc [Member]
Converted shares	2,700,000	2,700,000
Trading price description	The terms of the Note entitle the plaintiff to payment in cash or in shares of the maker (SND Auto Group, Inc.), at a discount of 65% of the lowest trading price of the preceding 30 trading days.	The terms of the Note entitle the plaintiff to payment in cash or in shares of the maker (SND Auto Group, Inc.), at a discount of 65% of the lowest trading price of the preceding 30 trading days.
SND Auto Group Inc [Member] | Mammoth West Corporation [Member]
Owed amount	$ 7,280		$ 7,280
SND Auto Group, Inc [Member ] | Southridge Partners II Limited [Member ]
Owed amount	$ 26,000		$ 26,000